STOCKHOLDERS' EQUITY	9 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 11	-	STOCKHOLDERS’ EQUITY

Common Stock

During the Current YTD, the Company issued shares of Common Stock, as follows:

Description	Shares Of Common Stock
Common Shares issued in lieu of cash in payment of Preferred Share Derivative Interest	1,512,272

Common Shares issued pursuant to the conversion of Series B, Series C and Series E Preferred Share derivatives	13,917,061

Common Shares issued pursuant to the exercise of warrants	3,261,227

Total Common Shares issued during the Current YTD	18,690,541

Options

Options issued and outstanding as of the Current Balance Sheet Date are summarized as follows:

	Number of Options	Range of Exercise Prices
Vested Options	2,210,333	$0.06 to $2.80
Non-Vested Options	1,728,667	$0.10 to $2.25

Each option represents the right to purchase one share of common stock. The non-vested options are scheduled to vest in various increments during dates that are within the period beginning on January 18, 2013 and through June 19, 2015, or upon the occurrence of certain defined events and require that employees awarded such options be employed by the Company on the vesting date.